SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Old Glory Holding Co [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares, outstanding, beginning	1,538,000	892,000
Weighted average exercise price, outstanding, beginning	$ 3.48	$ 1.14
Weighted average remaining contractual term, outstanding ending	7 years 9 months 10 days	8 years 10 months 6 days	9 years 7 days
Aggregate intrinsic value, outstanding beginning	$ 5,057,000	$ 3,442,000
Shares, granted	120,000	711,000
Weighted average exercise price, granted	$ 7.00	$ 5.98
Shares, Exercised	10,417
Weighted average exercise price, exercised	$ 1.00
Shares, Forfeited or expired	(120,666)	(65,000)
Weighted average exercise price,Forfeited or expired	$ 3.30	$ 1.56
Shares, Exercised	(10,417)
Shares, outstanding, ending	1,526,917	1,538,000	892,000
Weighted average exercise price, outstanding, ending	$ 3.59	$ 3.48	$ 1.14
Aggregate intrinsic value, outstanding ending	$ 4,848,917	$ 5,057,000	$ 3,442,000
Shares, exercisable	783,969
Weighted average exercise price, exercisable	$ 2.29
Weighted average remaining contractual term, exercisable	7 years 3 months 25 days
Aggregate intrinsic value, exercisable	$ 3,689,542